Financial Instruments - Schedule of Fair Value Measurement of Assets and Liabilities (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	¥ 15,511,506	¥ 14,248,344
Liabilities	8,080,858	7,312,365
Fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	533,009	413,592
Liabilities	23,709	20,890
Fair value | Derivative financial instruments | Measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	20,524	16,309
Fair value | Derivative financial instruments | Derivative hedging instruments | Derivative hedging instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		219
Fair value | Financial liabilities associated with contingent consideration arrangements | Measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	3,185	4,362
Fair value | Derivative financial instruments | Measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	11,102	12,361
Fair value | Derivative financial instruments | Derivative hedging instruments | Derivative hedging instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	156,818	72,007
Fair value | Investments in convertible notes | Measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	8,776	10,424
Fair value | Investments in debt instruments | Measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	21,219	12,005
Fair value | Investments in debt instruments | Measured at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	85,148	79,342
Fair value | Financial assets associated with contingent consideration arrangements | Measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	10,488	10,197
Fair value | Trade and other receivables | Measured at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	66,424	65,568
Fair value | Equity instruments | Measured at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	173,034	151,687
Fair value | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	191,876	157,415
Liabilities	0	0
Fair value | Level 1 | Derivative financial instruments | Measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Fair value | Level 1 | Derivative financial instruments | Derivative hedging instruments | Derivative hedging instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		0
Fair value | Level 1 | Financial liabilities associated with contingent consideration arrangements | Measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Fair value | Level 1 | Derivative financial instruments | Measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Fair value | Level 1 | Derivative financial instruments | Derivative hedging instruments | Derivative hedging instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Fair value | Level 1 | Investments in convertible notes | Measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Fair value | Level 1 | Investments in debt instruments | Measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Fair value | Level 1 | Investments in debt instruments | Measured at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	85,148	79,342
Fair value | Level 1 | Financial assets associated with contingent consideration arrangements | Measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Fair value | Level 1 | Trade and other receivables | Measured at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Fair value | Level 1 | Equity instruments | Measured at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	106,729	78,073
Fair value | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	225,091	140,467
Liabilities	8,358	6,694
Fair value | Level 2 | Derivative financial instruments | Measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	8,358	6,475
Fair value | Level 2 | Derivative financial instruments | Derivative hedging instruments | Derivative hedging instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		219
Fair value | Level 2 | Financial liabilities associated with contingent consideration arrangements | Measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Fair value | Level 2 | Derivative financial instruments | Measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	1,849	2,892
Fair value | Level 2 | Derivative financial instruments | Derivative hedging instruments | Derivative hedging instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	156,818	72,007
Fair value | Level 2 | Investments in convertible notes | Measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Fair value | Level 2 | Investments in debt instruments | Measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Fair value | Level 2 | Investments in debt instruments | Measured at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Fair value | Level 2 | Financial assets associated with contingent consideration arrangements | Measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Fair value | Level 2 | Trade and other receivables | Measured at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	66,424	65,568
Fair value | Level 2 | Equity instruments | Measured at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Fair value | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	116,042	115,709
Liabilities	15,351	14,196
Fair value | Level 3 | Derivative financial instruments | Measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	12,166	9,834
Fair value | Level 3 | Derivative financial instruments | Derivative hedging instruments | Derivative hedging instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		0
Fair value | Level 3 | Financial liabilities associated with contingent consideration arrangements | Measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	3,185	4,362
Fair value | Level 3 | Derivative financial instruments | Measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	9,253	9,470
Fair value | Level 3 | Derivative financial instruments | Derivative hedging instruments | Derivative hedging instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Fair value | Level 3 | Investments in convertible notes | Measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	8,776	10,424
Fair value | Level 3 | Investments in debt instruments | Measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	21,219	12,005
Fair value | Level 3 | Investments in debt instruments | Measured at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Fair value | Level 3 | Financial assets associated with contingent consideration arrangements | Measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	10,488	10,197
Fair value | Level 3 | Trade and other receivables | Measured at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Fair value | Level 3 | Equity instruments | Measured at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	¥ 66,306	¥ 73,614